Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Ned Davis Research 360 Dynamic Allocation ETF
Shareholder Report [Line Items]
Fund Name	Ned Davis Research 360° Dynamic Allocation ETF
Class Name	Ned Davis Research 360° Dynamic Allocation ETF
Trading Symbol	NDAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ned Davis Research 360° Dynamic Allocation ETF (the "Fund") for the period October 16, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ndrfunds.com. You can also request this information by contacting us at (844) 954-5050 or by writing to the Ned Davis Research 360° Dynamic Allocation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-5050
Additional Information Website	https://ndrfunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ned Davis Research 360° Dynamic Allocation ETF	$22	0.50%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.50%
Net Assets	$ 2,717,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 4,686
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$2,717
Number of Holdings	12
Total Advisory Fee Paid	$4,686
Portfolio Turnover	101%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core MSCI EAFE ETF	19.8
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	17.4
Vanguard S&P 500 ETF	14.9
iShares Core U.S. Value ETF	13.1
iShares Core MSCI Emerging Markets ETF	10.1
Vanguard Growth ETF	9.9
Vanguard Total International Bond ETF	5.0
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.1
iShares 20+ Year Treasury Bond ETF	2.1
Vanguard Short-Term Treasury ETF	2.1